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                            HARTFORD SELECT LEADERS
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED JANUARY 25, 2002 TO THE PROSPECTUS DATED MAY 1, 2001

This supplement corrects certain typographical errors in the prospectus.

In the Table of Contents under "General Contract Information", "Hartford Life Insurance Company" is deleted and replaced with "Hartford Life and Annuity Insurance Company".

In the example table under "Annual Fund Operating Expenses" the information for Templeton Developing Markets Securities Fund Sub-Account is deleted and replaced with the following:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   DEVELOPING
   MARKETS
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $93    $153    $204     $348    $31    $ 97    $166     $348     $32      $ 98      $167       $348
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $95    $157    $212     $363    $33    $102    $173     $362     $34      $103      $174       $363
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $95    $158    $214     $367    $33    $103    $176     $366     $34      $104      $176       $367
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $97    $163    $221     $381    $35    $108    $183     $380     $36      $109      $184       $381
 -----------------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3583
333-34998